Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 16,074,462	¥ 14,260,889
Fair value of securities and bills accepted as collateral	21,132,963	16,259,185
Fair value of securities sold or repledged to others	¥ 13,379,295	¥ 10,932,766